SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Mar. 31, 2018
SHAREHOLDERS' EQUITY
Schedule of stock option shares activities under 2016 Equity Incentive Plan

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Grant Date Fair Value	Aggregate Intrinsic Value
Outstanding as of March 31, 2016	—	$—	—	—	—
Option granted	6,312,000	$1.28	4	3,512,693	—
Option forfeited	—	$—	—	—	—
Option exercised	—	—	—	—	—

Outstanding as of March 31, 2017	6,312,000	$1.28	3	$3,512,693	—
Option granted		—	—	—	—
Option forfeited	(128,000)	1.28	—	(71,233)	(1,283,840)
Option exercised	—	—	—	—	—

Outstanding, March 31, 2018	6,184,000	$1.28	2	$3,441,460	62,025,520

Vested and exercisable, March 31, 2016	—	—	—	—	—
Vested and exercisable, March 31, 2017	—	—	—	—	—
Vested and exercisable, March 31, 2018	2,061,333	$1.28		$1,147,153	20,675,173